UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
			    WASHINGTON D.C. 20549
				  FORM 13F
			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.):   [ ] is a restatement
                                     [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Sarbit Asset Management Inc.
Address:	100, 1 Evergreen Place
		Winnipeg, MB, R3L oE9
		Canada

Form 13F File Number: 028-12984

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Eric Frape
Title:		Senior vice President
Phone:		(204) 942-2177

Signature, Place, and Date of Signing:

Eric Frape 			Toronto, Ontario  Canada   December 31, 2008
[Signature]			    [City, State]	     [as of Date]

Report Type:

[x] 13F HOLDING REPORT.
[ ] 13F NOTICE.
[] 13F COMBINATION REPORT.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	16
Form 13F Information Table Value Total: $35,200

					 (thousands)


List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Sarbit Asset Management Inc.
FORM 13F
12/31/2008

MARTHA STEWART LIVING		  CLA		   573083102  290       90,688   SHS  0SOLE  NONE   90,688
COINSTAR INC                      COM              19259P300  519       21,562   SHS  0SOLE  NONE   21,562
COLLECTORS UNIVERSE INC           COM NEW          19421R200  3,037    839,913   SHS  0SOLE  NONE   839,913
DOVER MOTORSPORTS INC             COM		   260174107  959      595,050   SHS  0SOLE  NONE   595,050
MICROSOFT CORP                    COM              594918104  843       35,200   SHS  0SOLE  NONE   35,200
ICONIX BRAND GROUP INC            COM              451055107  1,702    141,000   SHS  0SOLE  NONE   141,000
SCHOOL SPECIALTY INC              COM NEW          807863105  5,756    243,905   SHS  0SOLE  NONE   243,905
STAMPS COM INC                    COM              852857200  6,149    506,834   SHS  0SOLE  NONE   506,834
ITURAN LOCATION AND CONTROL       SHS              M6158M104  4,065    450,600   SHS  0SOLE  NONE   450,600
TEFRON LTD                        SHS              M87482101  313      846,100   SHS  0SOLE  NONE   846,100
ACERY S A			  SPONS ADR	   00443E104  537       75,400	 SHS  0SOLE  NONE   75,400
COSTAR GROUP INC.		  COM              22160N109  1,302     32,040   SHS  0SOLE  NONE   32,040
EBAY INC.			  COM		   278642103  3,960    229,825   SHS  0SOLE  NONE   229,825
MSCI INC.			  CLA		   55354G100  1,490     68,000   SHS  0SOLE  NONE   68,000
TYLER TECHNOLOGIES INC.		  COM		   902252105  1,470     99,500   SHS  0SOLE  NONE   99,500
FOOT LOCKER INC.		  COM		   344849104  2,898    320,000   SHS  0SOLE  NONE   320,000
